Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the provision for income taxes are as follows (dollars in thousands):

	Year Ended
	December 31,
	2023	2022
Federal	-	-
State	17	40
International	406	-
Current income tax expense (benefit)	423	40
Deferred
Federal	-	-
State	-	-
International	(134)	(48)
Deferred income tax expense (benefit)	(134)	(48)
Total tax expense
Federal	-	-
State	17	40
International	272	(48)
Total	289	(8)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Taxes on income vary from the statutory federal income tax rate applied to earnings before tax on income as follows (dollars in thousands):

	Year Ended
	December 31,
	2023	2022
Statutory federal income tax rate of 21% applied to earnings before income taxes and extraordinary items	$(11,091)	$(10,341)
State taxes - net of federal benefit	14	31
Meals and entertainment	10	14
Transactions expenses	-	41
Gift	4	4
Stock compensation (ISOs)	189	-
Changes in FV of derivative liability	(1,374)	(3,540)
Derecognition expense on conversion of convertible debt	5,257	1,199
Valuation allowance	7,223	12,329
Others	212	116
Foreign rate difference	(155)	139
Total	$289	$(8)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income tax assets and liabilities arising from differences between accounting for financial statement purposes and tax purposes, less valuation reserves at year-end, are as follows (dollars in thousands):

	Year Ended
	December 31,
	2023	2022

State taxes - prior year	$4	$4
Intangible assets	4,785	5,380
Fixed assets	2	-
Allowance for credit losses	1,064	6,169
Capitalization of research and development Under Sec 174	2,012	1,121
Inventory reserve	24	-
Contingent liability	-	130
Stock compensation (RSA)	111	-
Lease liability	962	270
Accrued expenses	73	-
Other	70	-
Net operating loss carryover	26,689	12,489
Total deferred tax assets	35,796	25,563

Deferred tax liabilities:
Fixed assets	-	(5)
Goodwill Tier 1	(161)	(104)
Intangible assets	(13)	(78)
Right of use assets	(987)	(250)
Total deferred tax liabilities	(1,161)	(437)

Net deferred tax assets, non-current prior to valuation allowance	34,635	25,126
Valuation allowance	(34,579)	(25,204)
Total net deferred taxes	$56	$(78)